SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	The Company's share capital consisted of the following as of December 31, 2015 and 2014:

	Authorized		Issued and outstanding
	December 31,		December 31,
	2015	2014	2015	2014

Shares of NIS 0.04 par value:

Ordinary shares	200,000,000	200,000,000	35,294,755	35,132,127

b.	Ordinary shares-ordinary shares confer on their holders voting rights and the right to receive dividends.

c.	Dividends:
The Company paid dividends in the amount of $0, $20,025 and $20,149, in 2015, 2014 and 2013, respectively, out of non-tax exempt profit under the Approved Enterprise orbeneficiary enterprise.

d.	Compensation plan:

On January 1, 2011, the Board of Directors adopted the Caesarstone Sdot-Yam 2011 Incentive Compensation Plan pursuant to which non-employee directors, officers, employees and consultants may receive stock options and RSUs exercisable for ordinary shares, if certain conditions are met.

In December 2015, Company's Board of Directors approved an amendment to the 2011 Incentive Compensation Plan increasing the number of ordinary shares that may be granted under such plan by 900,000 shares.

As of December 31, 2015, there were 1,040,585 options and restricted stock units (RSUs) outstanding under the plan and 1,304,910 shares available or reserved for future issuance under the plan.

As of December 31, 2015, there was $9,743 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees under the Company's stock option plan. That cost is expected to be recognized over a weighted-average period of 1.38 years.

The following is a summary of activities relating to the Company's stock options granted to employees under the Company's plan during the year ended December 31, 2015:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	401,295	$10.09
Granted	784,000	$37.92
Exercised	(193,029)	$9.85
Forfeited	(6,781)	$9.85
Outstanding - end of the year	985,485	$32.28	$10,899
Options exercisable at the end of the year	103,747	$37.66	$589
Vested and expected to vest	985,485	$32.28	$10,899

The weighted average fair value of options granted during 2015 was $12.32. The intrinsic value of options exercised during 2015 was $6,465.

The intrinsic value of exercisable options (the difference between the Company's closing share price on the last trading day in fiscal 2015 and the average exercise price of in-the-money options, multiplied by the number of in-the-money options) included above represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2015. This amount changes based on the fair market value of the Company's ordinary shares.

The following is a summary of activities relating to the Company's RSUs granted to employees under the Company's plan during the year ended December 31, 2015:

	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - beginning of the year	-	$-
Granted	55,100	$35.04
Exercised	-	$-
Forfeited	-	$-
Outstanding - end of the year	55,100	$35.04	$2,387
RSUs exercisable at the end of the year	-	$-	$-
Vested and expected to vest	55,100	$35.04	$2,387

The awards outstanding as of December 31, 2015 have been separated into ranges of exercise price, as follows:

	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$0.01 (RSUs)	55,100	6.83	$0.01	-	-	-
$9.85	181,485	3.22	$9.85	3,747	3.22	9.85
$14.69	20,000	3.84	$14.69	10,000	3.84	14.69
$34.60	404,000	6.82	$34.60	-	-	-
$41.37-42.96	380,000	6.73	$41.45	90,000	6.71	41.37
	1,040,585			103,747

Compensation expenses related to options and RSUs granted were recorded in the consolidated statements of operations, as follows:

	December 31,
	2015	2014

Cost of revenues	$121	$75
Research and development expenses	96	52
Selling and marketing expenses	259	210
General and administrative expenses	2,131	875

Total	$2,607	$1,212